Financial instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial instruments

1) Non-derivative financial instruments

The Company's non-derivative financial instruments consist of cash and cash equivalents, short term investments, restricted cash, accounts receivable, and accounts payables and accrued liabilities. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding U.S. and Colombian denominated financial instruments.

2) Derivative financial instruments

As the exercise price of the Warrants issued in 2012 (see note 7) is in US dollars, which is a currency other than the functional currency of NXT, the fair value of this derivative financial instrument, is required to be reflected as a derivative on the balance sheet. The amount recorded for this instrument, which is included with current liabilities, will be adjusted to fair value at each period end over the life of the Warrants, with the changes in fair value reflected in earnings.

Under US GAAP fair value measurement standards, financial instruments that are recorded at fair value on a recurring basis are required to be classified into one of three categories based upon a fair value hierarchy. The Company's only financial instruments recorded at fair value on a recurring basis are the US dollar denominated warrants. NXT has classified these derivative financial instruments as level III where the fair value is determined by using valuation techniques that refer to both observable and unobservable market data. The valuation model was based on the Black-Scholes inputs noted below, as well as a discount to reflect the potential dilution impact upon exercise of the warrants and NXT's low stock market liquidity.

A continuity of the fair value of derivative instruments balance is as follows:

	2012	2011

Balance, start of the year	$-	$-
Value attributed to US$ common share purchase warrants issued
in 2012 Financings (see note 7(ii))	409,143	-
Change in fair value during the year	(168,143)	-

	$241,000	$-

The value attributed to warrants that have been issued by NXT was calculated at issuance using the Black-Scholes valuation model utilizing the following weighted average assumptions:

	2012	2011

Expected dividends paid per common share	Nil	Nil
Expected life in years	1	0.8
Expected volatility in the price of common shares	66%	94%
Risk free interest rate	1.0%	1.5%
Weighted average fair market value per warrant issued	$ US 0.05	$0.14